Consolidated Statetments of Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Property and equipment (Note 13)	$ 10,013	$ 10,354
Goodwill (Note 14)	3,800	4,992
Intangible assets - trade name (Note 14)	14,000	14,000
Intangible assets - content (Note 15)	998,543	904,628
Intangible assets - others (Note 16)	5,280	4,360
Available-for-sale financial assets (Note 17)	27,257	29,613
Trade and other receivables (Note 19)	9,144	11,443
Income tax receivable	1,269	1,051
Restricted deposits	1,100	335
Deferred income tax assets (Note 11)	351	112
Total non-current assets	1,070,757	980,888
Current assets
Inventories (Note 18)	353	214
Trade and other receivables (Note 19)	245,079	242,762
Current income tax receivable	0	253
Cash and cash equivalents (Note 21)	87,762	112,267
Restricted deposits	6,368	6,981
Total current assets	339,562	362,477
Total assets	1,410,319	1,343,365
Current liabilities
Trade and other payables (Note 20)	72,142	120,082
Acceptances (Note 24)	8,898	8,935
Short-term borrowings (Note 23)	151,963	180,029
Current income tax payable	6,324	7,055
Total current liabilities	239,327	316,101
Non-current liabilities
Long-term borrowings (Note 23)	124,983	89,841
Other long-term liabilities (Note 25)	3,073	5,349
Derivative financial instruments (Note 26)		12,553
Deferred income tax liabilities (Note 11)	39,519	35,973
Total non-current liabilities	167,575	143,716
Total liabilities	406,902	459,817
Equity
Share capital (Note 27)	35,334	31,877
Share premium	453,997	399,686
Reserves	422,992	436,997
Other components of equity (Note 30)	(48,649)	(48,118)
JSOP reserve (Note 29)	(15,985)	(15,985)
Share application money pending allotment	18,000
Equity attributable to equity holders of Eros International Plc	865,689	804,457
Non-controlling interest (Note 37)	137,728	79,091
Total equity	1,003,417	883,548
Total liabilities and shareholder's equity	$ 1,410,319	$ 1,343,365